CAPITALIZED WEBSITE AND SOFTWARE DEVELOPMENT COSTS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Research and Development [Abstract]
CAPITALIZED WEBSITE AND SOFTWARE DEVELOPMENT COSTS

NOTE 4 – CAPITALIZED WEBSITE AND SOFTWARE DEVELOPMENT COSTS

During the fiscal year ended March 31, 2025, and December 31, 2024, the estimated remaining weighted-average useful life of the Company’s capitalized software was three (3) years. The Company recognizes amortization expenses for capitalized software on a straight-line basis.

At March 31, 2025, and December 31, 2024, there was no gross or unamortized balance of capitalized software costs.

As the software is fully amortized as of December 31, 2023, there is no estimated amortization expense in 2024 and beyond.

The Company has estimated aggregate amortization expenses for each of the five succeeding fiscal years, based on the estimated lifespan of the software asset of three (3) years.

NOTE 4 – CAPITALIZED WEBSITE AND SOFTWARE DEVELOPMENT COSTS

During the fiscal year ended December 31, 2024, and 2023, the estimated remaining weighted-average useful life of the Company’s capitalized software was three (3) years. The Company recognizes amortization expenses for capitalized software on a straight-line basis.

At December 31, 2024, there was no gross or unamortized balance of capitalized software costs.

At December 31, 2023, the gross capitalized software asset and the accumulated software amortization expenses were $778,783 and $778,783, respectively. As a result, the unamortized balance of capitalized software costs on December 31, 2023, was $0.

As the software is fully amortized, there is no estimated amortization expense in 2024 and beyond.

The Company has estimated aggregate amortization expenses for each of the five succeeding fiscal years based on the estimated software asset’s lifespan of three (3) years.